Intangible Assets (Details) - USD ($)		12 Months Ended
	Sep. 12, 2018	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Intangible Assets (Details) [Line Items]
Acquisition of intangible assets			$ 148,656
Transaction increased amount		4,022,271
Amortization of the intangibles decreased		898,026
amortization expense		37,066	589,489
2022		841,172
2023		841,172
2024		841,172
2025		841,172
2026		841,172
2027 and thereafter		7,331,585
Krillase [Member]
Intangible Assets (Details) [Line Items]
Acquisition of intangible assets	$ 28,600,000
DuraGraft [Member]
Intangible Assets (Details) [Line Items]
Acquisition of intangible assets		18,170,000	$ 18,170,000
My Health Logic [Member]
Intangible Assets (Details) [Line Items]
Fair valued at an aggregate amount		$ 6,600,000		$ 6,600,000
Duragraft and My Health Logic [Member]
Intangible Assets (Details) [Line Items]
2023				841,172
2024				841,172
2025				841,172
2026				841,172
2027				841,172
2028 and thereafter				$ 6,910,999